Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Long-term Debt

Note 6 – Long-term Debt

Long-term debt consisted of the following:

(dollars in thousands)	March 31, 2016	December 31, 2015
Term loan	$386,107	$387,097
Less current maturities	(3,960)	(3,960)

Total long-term debt	$382,147	$383,137

At March 31, 2016, we had $386.1 million of term loan borrowings (fair value of $386.1 million) at an effective interest rate of 3.86% and no outstanding borrowings under the revolving credit facility. At December 31, 2015, the Company had $387.1 million of term loan borrowings (fair value of $385.2 million) at an effective interest rate of 3.87% and no outstanding borrowings under the revolving credit facility. Principal payments on the term loan borrowings are due and payable in quarterly installments of approximately $1.0 million with the then expected remaining balance of $373.2 million due on August 8, 2019.

During each of the three-month periods ended March 31, 2016 and 2015, the Company recorded amortization expense for deferred debt issuance costs of approximately $30,000.

The Company’s term loan and revolving credit facility (the “Amended Facility”) contains and defines financial covenants, including a secured leverage ratio (defined as, with certain adjustments, the ratio of (i) the Company’s indebtedness less unrestricted cash and cash equivalents up to $40 million to (ii) consolidated net income before interest, taxes, depreciation and amortization) for the most recently ended 4 quarters not to exceed 3.75:1.00. The Amended Facility also sets forth mandatory and optional prepayment conditions, including an annual excess cash flow requirement, as defined, that may result in our use of cash to reduce our debt obligations. For the year ended December 31, 2015, the Company was not required to make an excess cash flow payment. As of March 31, 2016, the Company believes it was in compliance with its financial debt covenants.

Note 5 – Long-term Debt

Long-term debt consisted of the following at December 31:

(dollars in thousands)	2015	2014
Term loan	$387,097	$391,057
Less current maturities	(3,960)	(3,960)

Total long-term debt	$383,137	$387,097

On August 8, 2012, the Company entered into a $390 million credit facility (the “Facility”) with Citibank, N.A. as the administrative agent, Citigroup Global Markets Inc. and Morgan Stanley Senior Funding, Inc. as joint lead arrangers, and Morgan Stanley Senior Funding, Inc. as syndication agent, and other financial institutions. The Facility originally consisted of a $350 million term loan facility and a $40 million revolving credit facility $10 million sub-limit for letters of credit and a swing line sub-limit of $5 million). The Facility is secured by 100% of Blue’s assets and is guaranteed by its parent BPP. The term loan facility expires on August 8, 2019 and the revolving credit facility expires on August 8, 2017.

As of December 31, 2012, the term loan is presented net of the related unamortized original issue discount (“OID”), which was $7.0 million at issuance. Accretion of OID is included in interest expense and was approximately $0.9 million for the years ended December 31, 2013. In connection with the Facility, the Company recorded approximately $5.7 million of deferred debt issuance costs. Both the OID and deferred debt issuance costs are being amortized over the weighted-average term of the Facility (approximately 7 years) using the effective interest method. The proceeds from the term loan were used to fund a special dividend of $350 million to shareholders.

On December 6, 2012, the Company and its lenders amended the Facility to, among other things, provide additional term loan borrowings of $50 million and allow for the distribution of dividends of $50 million. The proceeds from the additional term loan borrowings were used to fund a special dividend of $50 million to shareholders. In connection with this amendment, the Company recorded $1.2 million of additional deferred debt issuance costs to be amortized over the remaining term of the term loan facility (approximately 6.7 years) using the effective interest method.

On February 15, 2013, the Company and its lenders entered into two amendments to re-price both the term loan and revolving credit facility (the “Amended Facility”). The term loan amendment reduced the applicable margin on the $399.0 million principal amount of term loan borrowings by 150 basis points and the interest rate floor by 25 basis points. The revolving credit facility amendment reduced the applicable margin on revolver borrowings by 150 basis points (there were no borrowings under this facility). In connection with the amendments, the Company incurred and recorded approximately $4.7 million of additional deferred debt issuance costs, which are being amortized over the remaining life of the Amended Facility. In addition, the Company recorded $0.5 million related to bank and legal fees paid to third parties to execute the amendments, which is included in interest expense for the year ended December 31, 2013.

On December 9, 2013, the Company and its lenders entered into an amendment to re-price the term loan. The term loan amendment reduced the applicable margin on the $396.0 million principal amount of term loan borrowings by 75 basis points. The revolving credit facility remained unchanged. In accordance with accounting guidance on debt modifications and extinguishments, the amended term loan was deemed substantially different and as such the modification has been treated as an extinguishment. In connection with the extinguishment, the Company recorded a loss on extinguishment of debt of $15.9 million, which consisted of unamortized debt issuance costs of $9.2 million, unamortized OID of $5.7 million, and new debt issuance costs of $1.0 million.

At December 31, 2015, we had $387.1 million of term loan borrowings (fair value of $385.2 million) at an effective interest rate of 3.87% and no outstanding borrowings under the revolving credit facility. At December 31, 2014, we had $391.1 million of term loan borrowings (fair value of $386.2 million) at an effective interest rate of 4.03% and no outstanding borrowings under the revolving credit facility. Principal payments on the term loan borrowings are due and payable in quarterly installments of approximately $1.0 million with the then expected remaining balance of $373.2 million due on August 8, 2019.

Term loan borrowings bear interest at a rate per annum equal to an applicable margin plus, at our option, either (i) a base rate determined by reference to the highest of (a) the Federal Funds rate plus 0.50%, (b) the prime rate of Citibank, N.A., (c) the LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for an interest period of one month adjusted for certain additional costs, plus 1.00% and (d) a floor of 2.00% or (ii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs provided that LIBOR shall not be lower than 1.00%. The applicable margin for borrowings under the term loan is 2.75% with respect to LIBOR borrowings and 1.75% with respect to base-rate borrowings. At December 31, 2015 and December 31, 2014, the interest rate on the term loan was 3.75%.

Borrowings under the revolving credit facility bear interest at a rate per annum equal to an applicable margin based upon a leverage-based pricing grid, plus, at our option, either (i) a base rate determined by reference to the highest of (a) the Federal Funds rate plus 0.50%, (b) the prime rate of Citibank, N.A., (c) the LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for an interest period of one month adjusted for certain additional costs, plus 1.00% or (ii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs. The applicable margin for borrowings under the revolving credit facility is 3.25% with respect to LIBOR borrowings and 2.25% with respect to base-rate borrowings. At December 31, 2015 and December 31, 2014, the interest rate on the credit facility was 4.25%.

Interest on term loan borrowings as well as any outstanding borrowings under the revolving credit facility is payable quarterly. In addition, we are required to pay a commitment fee on any unutilized commitments under the revolving credit facility. The initial commitment fee rate is 0.50% per annum and varies based upon a leverage-based pricing grid. During the years ended December 31, 2015, 2014, and 2013, the Company incurred total interest expense of $15.1 million, $15.9 million, and $22.9 million. During the years ended December 31, 2014 and 2013, the Company capitalized $2.0 million and $2.3 million, respectively, of interest expense related to the Heartland facility build out.

The Amended Facility contains both restrictive operating and financial covenants, including a secured leverage ratio (defined as, with certain adjustments, the ratio of (i) the Company’s indebtedness less unrestricted cash and cash equivalents up to $40 million to (ii) consolidated net income before interest, taxes, depreciation, and amortization) for the most recently ended 4 quarters not to exceed 3.75:1.00. The Amended Facility also sets forth mandatory and optional prepayment conditions, including an annual excess cash flow requirement, as defined, that may result in our use of cash to reduce our debt obligations. For the years ended December 31, 2015 and 2014, the Company was not required to make an excess cash flow payment. As of December 31, 2015, the Company believes it was in compliance with its financial debt covenants.

Provisions in the Amended Facility currently restrict the ability of our operating subsidiary, Blue, from paying dividends to its ultimate parent company BBPP, unless Blue meets certain leverage ratio and minimum availability requirements under the Amended Facility.